Restructuring Costs - Additional Information (Detail) - Discontinuation of Vepoloxamer Development Programs [Member] $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2016 USD ($)
Restructuring Cost And Reserve [Line Items]
Number of positions eliminated | Employee		18
Accrued restructuring costs		$ 0.3	$ 0.3
Research and Development Expense [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs			0.5
Selling, General and Administrative Expense [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs			$ 0.3
Involuntary Terminations [Member]
Restructuring Cost And Reserve [Line Items]
Number of positions eliminated | Employee		16
Resignations [Member]
Restructuring Cost And Reserve [Line Items]
Number of positions eliminated | Employee		2
One-Time Employee Termination Cost, Including Severance, Benefits and Related Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs		$ 0.8
Subsequent Event [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring costs paid	$ 0.3